Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares, issued	3,785,216	3,089,160
Common stock, shares outstanding	3,785,216	3,089,160